Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2018	2017

Commitments to extend credit	$228,427	$234,023
Standby letters of credit	1,656	1,015

Total	$230,083	$235,038

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$663
2020	659
2021	660
2022	655
2023	655
Thereafter	1,976
Total	$5,268